Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	$ 52
Acquisition	1
Change in Fair Value	0
Fair value, end of year	$ 53